Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
July 31, 2021
IES-QTLY-0921
1.9892242.102

Schedule of Investments July 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.1%
	Shares	Value
AUSTRALIA – 4.3%
ASX Ltd.	679	$ 38,376
BHP Group Ltd.	1,455	57,207
Coles Group Ltd.	7,058	90,738
Commonwealth Bank of Australia	1,501	109,945
Fortescue Metals Group Ltd.	1,268	23,217
JB Hi-Fi Ltd.	790	27,896
Macquarie Group Ltd.	515	59,395
Medibank Pvt Ltd.	15,355	37,359
Rio Tinto Ltd.	267	26,185
Sonic Healthcare Ltd.	3,880	114,137
Wesfarmers Ltd.	1,244	55,906
TOTAL AUSTRALIA		640,361
BELGIUM – 1.2%
Etablissements Franz Colruyt N.V.	1,025	58,268
Sofina S.A.	111	52,018
UCB S.A.	672	72,673
TOTAL BELGIUM		182,959
BERMUDA – 0.3%
Jardine Matheson Holdings Ltd.	677	40,241
TOTAL BERMUDA		40,241
CANADA – 8.0%
Barrick Gold Corp.	1,459	31,743
Canadian Imperial Bank of Commerce	576	66,937
Canadian National Railway Co.	655	71,127
Canadian Pacific Railway Ltd.	760	56,400
CGI, Inc. (a)	493	44,820
Constellation Software, Inc.	34	54,429
Element Fleet Management Corp.	3,128	35,782
FirstService Corp.	726	135,145
Kirkland Lake Gold Ltd.	553	23,633
National Bank of Canada	685	52,398
Northland Power, Inc.	3,817	133,863
Open Text Corp.	782	40,592
Quebecor, Inc.	5,779	151,101
Royal Bank of Canada	1,161	117,351
The Toronto-Dominion Bank	1,535	101,997
TMX Group Ltd.	311	34,133
Wheaton Precious Metals Corp.	596	27,514
TOTAL CANADA		1,178,965
DENMARK – 3.5%
Coloplast A/S Class B	465	85,025
GN Store Nord A/S	867	75,962
Novo Nordisk A/S Class B	2,085	192,782
Novozymes A/S Class B	513	40,293
Pandora A/S	412	53,332
SimCorp A/S	236	32,791

	Shares	Value

Tryg A/S	1,566	$ 38,708
TOTAL DENMARK		518,893
FINLAND – 0.8%
Kone Oyj Class B	705	58,369
Orion Oyj Class B	1,407	59,879
TOTAL FINLAND		118,248
FRANCE – 7.4%
BioMerieux	421	50,197
Bureau Veritas S.A.	1,370	45,227
Dassault Systemes SE	1,030	56,818
Edenred	648	37,636
Hermes International	34	51,969
La Francaise des Jeux SAEM (b)	483	25,831
Legrand S.A.	499	56,165
L'Oreal S.A.	351	160,618
LVMH Moet Hennessy Louis Vuitton SE	159	127,058
Remy Cointreau S.A.	342	75,107
Sanofi	1,509	155,461
Sartorius Stedim Biotech	150	85,609
Schneider Electric SE	517	86,625
SEB S.A.	120	19,936
Teleperformance	129	54,395
TOTAL FRANCE		1,088,652
GERMANY – 7.8%
Allianz SE	397	98,860
Beiersdorf AG	622	73,867
Deutsche Boerse AG	328	54,744
Deutsche Post AG	1,213	82,146
Knorr-Bremse AG	289	32,762
Merck KGaA	452	92,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	210	56,751
ProSiebenSat.1 Media SE	6,933	131,908
Rational AG	36	39,094
Scout24 AG (b)	1,672	143,188
TAG Immobilien AG	5,430	180,160
Uniper SE	4,381	171,175
TOTAL GERMANY		1,157,192
HONG KONG – 1.8%
BOC Hong Kong Holdings Ltd.	13,500	43,430
Hong Kong Exchanges & Clearing Ltd.	1,200	76,590
Sino Land Co. Ltd.	100,993	154,650
TOTAL HONG KONG		274,670

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IRELAND – 0.3%
Flutter Entertainment PLC (a)	256	$ 43,683
TOTAL IRELAND		43,683
ISRAEL – 0.3%
Nice Ltd. (a)	137	38,429
TOTAL ISRAEL		38,429
ITALY – 4.1%
DiaSorin SpA	300	60,885
Enel SpA	21,059	194,280
FinecoBank Banca Fineco SpA (a)	2,524	45,239
Moncler SpA	725	49,863
Recordati Industria Chimica e Farmaceutica SpA	1,217	75,302
Snam SpA	30,453	184,311
TOTAL ITALY		609,880
JAPAN – 22.0%
Advance Residence Investment Corp.	55	187,175
Astellas Pharma, Inc.	6,100	96,655
Azbil Corp.	700	27,139
Bandai Namco Holdings, Inc.	500	32,169
Capcom Co. Ltd.	4,000	109,522
Central Japan Railway Co.	400	57,786
Dai Nippon Printing Co. Ltd.	2,400	56,113
Daito Trust Construction Co. Ltd.	1,500	175,490
Daiwa Securities Group, Inc.	10,800	56,485
FUJIFILM Holdings Corp.	700	49,947
Hikari Tsushin, Inc.	200	34,497
Hisamitsu Pharmaceutical Co., Inc.	1,300	56,560
Hoya Corp.	900	126,328
ITOCHU Corp.	2,200	64,787
Japan Exchange Group, Inc.	2,200	49,733
Kajima Corp.	3,100	39,629
Kao Corp.	1,700	101,830
KDDI Corp.	5,300	160,907
Kobayashi Pharmaceutical Co. Ltd.	1,100	87,399
M3, Inc.	1,200	77,959
Mitsui & Co. Ltd.	3,000	68,323
Nexon Co. Ltd.	4,200	86,028
Nippon Telegraph & Telephone Corp.	5,800	148,105
Nissan Chemical Corp.	600	29,194
Nitori Holdings Co. Ltd.	200	37,913
NOF Corp.	600	30,342
Nomura Research Institute Ltd.	1,100	35,280
Obayashi Corp.	5,000	40,592
Obic Co. Ltd.	200	35,025
Oji Holdings Corp.	5,200	29,802
Oracle Corp. Japan	300	22,333
Osaka Gas Co. Ltd.	9,900	185,010
Otsuka Corp.	700	36,292

	Shares	Value

Pan Pacific International Holdings Corp.	1,700	$ 35,363
Rinnai Corp.	300	27,663
Secom Co. Ltd.	600	45,124
Sekisui House Ltd.	1,900	37,403
SG Holdings Co. Ltd.	1,900	50,863
Shimano, Inc.	200	50,934
Shionogi & Co. Ltd.	1,600	83,856
Sohgo Security Services Co. Ltd.	900	41,904
Sony Corp.	900	93,280
Sumitomo Mitsui Trust Holdings, Inc.	1,700	55,701
Taisei Corp.	1,300	43,531
The Shizuoka Bank Ltd.	6,600	47,508
Toppan Printing Co. Ltd.	2,900	48,857
Toyo Suisan Kaisha Ltd.	2,400	91,517
Trend Micro, Inc.	700	36,292
USS Co. Ltd.	1,700	29,400
TOTAL JAPAN		3,251,545
JERSEY – 0.5%
Experian PLC	1,617	71,223
TOTAL JERSEY		71,223
NETHERLANDS – 3.0%
Adyen N.V. (a)(b)	27	73,302
ASM International N.V.	130	46,077
Euronext N.V. (b)	388	43,156
Koninklijke Ahold Delhaize N.V.	2,956	91,819
NN Group N.V.	1,038	51,610
QIAGEN N.V. (a)	1,274	68,269
Wolters Kluwer N.V.	607	69,157
TOTAL NETHERLANDS		443,390
NEW ZEALAND – 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	4,409	97,087
Fletcher Building Ltd.	312	1,664
TOTAL NEW ZEALAND		98,751
NORWAY – 0.4%
Orkla ASA	6,746	61,314
TOTAL NORWAY		61,314
SINGAPORE – 1.7%
Mapletree Industrial Trust	66,625	147,607
Oversea-Chinese Banking Corp. Ltd.	6,681	60,687
Singapore Exchange Ltd.	4,900	42,990
TOTAL SINGAPORE		251,284
SPAIN – 2.7%
Enagas S.A.	7,263	166,737
Industria de Diseno Textil S.A.	1,744	59,125

Quarterly Report	3

Common Stocks – continued
	Shares	Value
SPAIN – continued
Red Electrica Corp. S.A.	8,544	$ 169,449
TOTAL SPAIN		395,311
SWEDEN – 3.8%
Atlas Copco AB Class A	1,047	70,821
Epiroc AB	1,953	45,624
Essity AB Class B	2,303	75,347
Evolution Gaming Group AB (b)	419	73,027
Holmen AB Class B	615	32,365
Industrivarden AB Class A	1,387	55,389
L E Lundbergforetagen AB Class B	811	57,912
Securitas AB Class B	1,989	35,091
Svenska Cellulosa AB SCA Class B	1,715	31,892
Swedish Match AB	8,828	79,086
TOTAL SWEDEN		556,554
SWITZERLAND – 12.4%
EMS-Chemie Holding AG	30	33,234
Geberit AG	83	68,118
Givaudan S.A.	10	49,895
Kuehne + Nagel International AG	194	65,416
Logitech International S.A.	350	38,256
Nestle S.A.	2,698	341,753
Novartis AG	2,536	234,712
Partners Group Holding AG	41	70,052
PSP Swiss Property AG	1,299	175,866
Roche Holding AG	725	280,265
Schindler Holding AG	178	57,585
Swisscom AG	249	149,735
Tecan Group AG	133	76,677
The Swatch Group AG	143	47,761
UBS Group AG	4,634	76,390
Zurich Insurance Group AG	174	70,230
TOTAL SWITZERLAND		1,835,945
UNITED KINGDOM – 12.1%
Admiral Group PLC	1,150	54,363
Antofagasta PLC	1,477	30,690
Auto Trader Group PLC (a)(b)	16,415	148,803
Avast PLC (b)	4,728	38,127
Aviva PLC	10,572	56,928
BHP Group PLC	1,755	56,707
Croda International PLC	353	41,325
Direct Line Insurance Group PLC	10,576	43,775

	Shares	Value

Halma PLC	1,042	$ 41,854
Hikma Pharmaceuticals PLC	1,989	73,173
IG Group Holdings PLC	4,010	49,732
Imperial Brands PLC	4,714	101,064
J Sainsbury PLC	25,888	101,969
London Stock Exchange Group PLC	504	52,485
Next PLC (a)	434	47,561
Persimmon PLC	1,240	50,066
RELX PLC	2,703	79,447
Rightmove PLC	15,521	151,532
Rio Tinto PLC	756	64,128
Royal Mail PLC	7,743	54,280
Tate & Lyle PLC	8,536	87,728
The Sage Group PLC	4,166	40,638
Unilever PLC	3,331	192,244
Wm Morrison Supermarkets PLC	34,442	128,144
TOTAL UNITED KINGDOM		1,786,763
TOTAL COMMON STOCKS (Cost $12,863,136)		14,644,253
Money Market Fund – 0.4%

Fidelity Cash Central Fund, 0.06% (c) (Cost $54,428)	54,417	54,428
TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $12,917,564)		14,698,681
NET OTHER ASSETS (LIABILITIES) (d) – 0.5%		77,814
NET ASSETS – 100.0%		$ 14,776,495

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $545,434 or 3.7% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Includes $7,128 of cash collateral to cover margin requirements for futures contracts.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	1	September 2021	$115,970	$(1,817)	$(1,817)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$30
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$3,691	$726,739	$676,002	$-	$-	$54,428	0.0%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
Quarterly Report	5

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7